SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share Year	Dec. 31, 2018 CAD ($) Share Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding opening balance	$ 0.12	$ 0.12
Weighted average exercise price of share options granted	0.31	0.00
Weighted average exercise price of share options exercised in share-based payment arrangement	0.00	0.00
Weighted average exercise price of share options forfeited in share-based payment arrangement	0.00	0.00
Weighted average exercise price of share options expired	0.00	0.00
Weighted average exercise price of share options outstanding closing balance	0.27	0.12
Weighted average exercise price of share options vested and exercisable		$ 0.12
Weighted average exercise price of stock options unvested	$ 0.14
Exercise Price Range 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | Share	1,050,000	1,200,000
Granted | Share	3,790,000	0
Exercised | Share	0	0
Forfeiture | Share	0	(150,000)
Expired | Share	0	0
Closing balance | Share	4,840,000	1,050,000
Weighted average remaining contractual life (years) | Year	3.95	2.19
Vested and exercisable | Share	2,007,500	1,050,000
Unvested | Share	2,832,500	0
Exercise Price Range 1 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range	$ 0.00	$ 0.00
Exercise Price Range 1 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range	$ 0.40	$ 0.40